Discontinued Operations and Disposition of Operating Segment (Details) (10-K) - USD ($)		3 Months Ended		9 Months Ended		12 Months Ended
		Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
DISCONTINUED OPERATIONS
Sales price						$ 3,500,000
Commissions and various transaction costs						(332,220)
Net sales proceeds						3,167,780
Carrying amounts of assets, net of liabilities	[1]					7,337,498
Loss on sale of Suisun City Operations						(4,169,718)
Revenues			$ 3,222,928		$ 10,871,777	13,730,252
Cost of revenues			2,649,168		8,576,847	10,836,754
Gross profit			573,760		2,294,930	2,893,498
Selling, general and administrative expenses			575,248		1,691,934	2,285,661
Depreciation and amortization			78,954		221,897	287,830
Total Operating Expenses			654,202		1,913,831	2,573,491
Interest expense, net			3,294		3,892	4,888
Net income from discontinued operations			$ (83,736)		$ 377,207	$ 315,119

[1]	The carrying amounts of assets included cash of $1,504,366; accounts receivable and contract asset of $4,177,568; prepaid expenses and other current assets of $57,486; property and equipment of $295,206; intangibles and goodwill of $5,048,247; carrying amounts of liabilities included accounts payable and accrued liabilities of $3,688,831 and loans of $56,544.